RECOVERABLE VALUE OF LONG-TERM ASSETS - Impairment recognized in Balance sheet, by operating segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 1,847,079	R$ 2,689,823
Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	1,769,570	2,536,835
Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	77,509	152,988
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	1,776,648	2,620,752	R$ 6,964,625
Generation | Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	1,769,570	2,536,835
Generation | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	7,078	83,917
Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	70,431	69,071
Administration | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 70,431	R$ 69,071